Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2021-2

Collection Period	02/01/22-02/28/22
Determination Date	3/9/2022
Distribution Date	3/15/2022

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-228379-10.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$1,038,393,937.87
2.	Collections allocable to Principal		$42,101,010.43
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$1,275,868.25
5.	Pool Balance on the close of the last day of the related Collection Period		$995,017,059.19
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		73,270
7.	Initial Pool Balance		$1,558,897,246.06
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2a Note Balance	$300,744,725.07	$261,595,117.93
	c. Class A-2b Floating Rate Note Balance	$32,473,623.82	$28,246,352.28
	d. Class A-3 Note Balance	$468,060,000.00	$468,060,000.00
	e. Class A-4 Note Balance	$126,430,000.00	$126,430,000.00
	f. Class B Note Balance	$43,650,000.00	$43,650,000.00
	g. Class C Note Balance	$38,980,000.00	$38,980,000.00
	h. Class D Note Balance	$21,820,000.00	$21,820,000.00
	i. Note Balance (sum a - h)	$1,032,158,348.89	$988,781,470.21
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2a Note Pool Factor	0.6494725	0.5649270
	c. Class A-2b Floating Rate Note Pool Factor	0.6494725	0.5649270
	d. Class A-3 Note Pool Factor	1.0000000	1.0000000
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.6637674	0.6358723
10.	Overcollateralization Target Amount		$6,235,588.98
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$6,235,588.98
12.	Weighted Average Coupon		7.89%
13.	Weighted Average Original Term	months	66.29
14.	Weighted Average Remaining Term	months	51.09
15.	1-Month LIBOR for the interest period ending 11/14/2019		0.19114%
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 11/14/2019		0.26114%
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$6,731,550.04
	b. Liquidation Proceeds allocable to Finance Charge		$3,714.18
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$6,735,264.22
18.	Principal:
	a. Collections allocable to Principal		$42,101,010.43
	b. Liquidation Proceeds allocable to Principal		$657,506.22
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$42,758,516.65
19.	Total Finance Charge and Principal Collections (17d + 18d)		$49,493,780.87
20.	Interest Income from Collection Account		$880.50
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$49,494,661.37

Available Funds
23.	Available Collections	$49,494,661.37
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$49,494,661.37
Application of Available Funds
26.	Servicing Fee	0.15%
	a. Monthly Servicing Fee	$865,328.28
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$865,328.28
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2a Monthly Interest	$67,667.56
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$67,667.56
	i. Class A-2b Monthly Interest	$6,595.68
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$6,595.68
	m. Class A-3 Monthly Interest	$202,826.00
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	$202,826.00
	q. Class A-4 Monthly Interest	$85,340.25
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$85,340.25
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$37,466.25
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$37,466.25
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$43,527.67
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$43,527.67
34.	Tertiary Principal Distributable Amount	$15,321,289.70
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$28,184.17
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$28,184.17

36.	Quaternary Principal Distributable Amount	$21,820,000.00
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$38,478,225.56
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$6,235,588.98
40.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
41.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity		0.15%
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$6,735,264.22
	b. Total Daily Deposits of Principal Collections	$42,758,516.65
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$880.50
	e. Total Deposits to Collection Account (sum a - d)	$49,494,661.37
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$865,328.28
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$43,848,486.26
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$4,780,846.83
	f. Total Withdrawals from Collection Account (sum a - e)	$49,494,661.37
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2a Interest Distribution	$67,667.56
	c. Class A-2b Interest Distribution	$6,595.68
	d. Class A-3 Interest Distribution	$202,826.00
	e. Class A-4 Interest Distribution	$85,340.25
	f. Class B Interest Distribution	$37,466.25
	g. Class C Interest Distribution	$43,527.67
	h. Class D Interest Distribution	$28,184.17
	i. Class A-1 Principal Distribution	$0.00
	j. Class A-2a Principal Distribution	$39,149,607.14
	k. Class A-2b Principal Distribution	$4,227,271.54
	l. Class A-3 Principal Distribution	$0.00
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$43,848,486.26
46.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2a Distribution	$39,217,274.70
	c. Class A-2b Distribution	$4,233,867.22
	d. Class A-3 Distribution	$202,826.00
	e. Class A-4 Distribution	$85,340.25
	f. Class B Distribution	$37,466.25
	g. Class C Distribution	$43,527.67
	h. Class D Distribution	$28,184.17
	i. Total Withdrawals from Note Payment Account (sum a - h)	$43,848,486.26

Certificate Payment Account Activity
47.	Deposits to Certificate Payment Account from Excess Collections	$4,780,846.83
48.	Withdrawals from Certificate Payment Account for Certificateholder Distribution	$4,780,846.83
Required Reserve Account Amount		0.15%
49.	Required Reserve Account Amount (1.00% of Initial Pool Balance)	$3,897,243.12
Reserve Account Reconciliation
50.	Beginning Balance (as of end of preceding Distribution Date)	$3,897,243.12
51.	Investment Earnings	$77.56
52.	Reserve Account Draw Amount	$0.00
53.	Reserve Account Amount (Ln 50 + Ln 51 - Ln 52)	$3,897,320.68
54.	Deposit from Available Funds (Ln 44d)	$0.00
55.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
56.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 55 exist	$77.56
57.	Ending Balance (Ln53 + Ln54 - Ln55 - Ln56)	$3,897,243.12
58.	Reserve Account Deficiency (Ln50 - Ln57)	$0.00
Instructions to the Trustee
59.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
60.	Amount to be paid to Servicer from the Collection Account	$865,328.28
61.	Amount to be deposited from the Collection Account into the Note Payment Account	$43,848,486.26
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$4,780,846.83
63.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Depositor, if no unfunded Regular Principal distributable amount exists	$77.56
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
66.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$39,217,274.70
67.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$4,233,867.22
68.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$202,826.00
69.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$85,340.25
70.	Amount to be paid to Class B Noteholders from the Note Payment Account	$37,466.25
71.	Amount to be paid to Class C Noteholders from the Note Payment Account	$43,527.67
72.	Amount to be paid to Class D Noteholders from the Note Payment Account	$28,184.17
73.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections	$4,780,846.83

Delinquency Activity
		Number of Loans	Principal Balance
74.	Delinquency Analysis
	a. 31 to 60 days past due	1,313	$19,459,112.47
	b. 61 to 90 days past due	607	$9,498,341.22
	c. 91 to 120 days past due	167	$2,281,254.23
	d. 121 or more days past due	5	$52,868.63
	e. Total Past Due (sum a - d)	2,092	$31,291,576.55
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 74e / Ln 5)		3.1448%

75.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

76.	Defaulted Receivables (charge-offs)	97	$1,275,868.25
77.	Recoveries	137	$661,220.40
78.	Net Losses (Ln 76 - Ln 77)		$614,647.85
79.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)		0.0592%

Cumulative Loss Activity
		Number of Loans	Principal Balance

80.	Defaulted Receivables (charge-offs)	698	$9,981,671.76
81.	Recoveries	473	$3,335,516.88
82.	Cumulative Net Losses (Ln 80 - Ln 81)		$6,646,154.88
83.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)		0.4263%
84.	Average Net Loss on Defaulted Receivables		$9,521.71

Other Servicing Information

85.	Principal Balance of Receivables extended during the Collection Period		$1,166,176.60
86.	Pool Balance on the close of the last day of the preceding Collection Period		$1,038,393,937.87
87.	Ratio of extensions to pool balance (Ln 85 / Ln 86)		0.11%

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on March 9, 2022.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Vice President and Treasurer